Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document Information [Line Items]
Document Type	S-4
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Trading Symbol	VRNG
Entity Registrant Name	VRINGO INC
Entity Central Index Key	0001410428
Entity Filer Category	Smaller Reporting Company

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Current assets
Cash and cash equivalents	$ 1,190		$ 5,407
Short-term deposit (restricted)			20
Accounts receivable	341		80
Prepaid expenses and other current assets	187		168
Total current assets	1,718		5,675
Long-term deposit	8		9
Property and equipment	144		178
Deferred tax assets - long-term	25		27
Total assets	1,895		5,889
Current liabilities
Deferred tax liabilities, net - short-term	67		50
Accounts payable and accrued expenses	428	[1]	421	[1]
Accrued employee compensation	228		358
Accrued short-term severance pay			178
Current maturities of venture loan			1,262
Total current liabilities	723		2,269
Long-term liabilities
Accrued severance pay	165		178
Venture loan			1,911
Derivative liabilities on account of warrants	2,172		1,770
Total long-term liabilities	2,337		3,859
Commitments and contingencies
Deficit in stockholders' equity
Preferred stock, $0.01 par value per share; 5,000,000 authorized; none issued and outstanding as of December 31, 2011 and 2010, respectively
Common stock, $0.01 par value per share 28,000,000 authorized; 9,954,516 and 5,405,080 issued and outstanding as of December 31, 2011 and 2010, respectively	100		54
Additional paid-in capital	36,281		29,774
Deficit accumulated during the development stage	(37,546)		(30,067)
Total deficit in stockholders' equity	(1,165)		(239)
Total liabilities and deficit in stockholders' equity	$ 1,895		$ 5,889

[1]	Amounts recorded as of December 31, 2011 and 2010 include $10 and $20 to a related party, respectively.

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Preferred stock, par value	$ 0.01		$ 0.01
Preferred stock, authorized	5,000,000		5,000,000
Preferred stock, issued
Preferred stock, outstanding
Common stock, par value	$ 0.01		$ 0.01
Common stock, authorized	28,000,000		28,000,000
Common stock, issued	9,954,516		5,405,080
Common stock, outstanding	9,954,516		5,405,080
Accounts payable and accrued expenses	$ 428	[1]	$ 421	[1]
Related parties
Accounts payable and accrued expenses	$ 10		$ 20

[1]	Amounts recorded as of December 31, 2011 and 2010 include $10 and $20 to a related party, respectively.

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended				72 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2011
Revenue	$ 718		$ 211		$ 949
Costs and Expenses
Cost of revenue	155		180		366
Research and development	2,017		2,503		13,371
Marketing	2,193		2,183		11,211
General and administrative	2,777		1,840		8,269
Total operating expenses	7,142	[1]	6,706	[1]	33,217 [1]
Operating loss	(6,424)		(6,495)		(32,268)
Non-operating income	13		13		480
Non-operating expenses	(14)		(73)		(174)
Interest and amortization of debt discount expense	(1,525)		(4,304)		(6,657)
Gain (loss) on revaluation of warrants	(402)		952		550
Gain on restructuring of venture loan	963				963
Loss on extinguishment of debt					(321)
Loss before taxes on income	(7,389)		(9,907)		(37,427)
Income tax expense	(90)		(35)		(119)
Net loss	$ (7,479)		$ (9,942)		$ (37,546)
Basic and diluted net loss per common share	$ (1.17)		$ (3.15)		$ (20.26)
Weighted average number of shares used in computing basic and dilutive net loss per common share	6,372,659		3,154,489		1,853,077

[1]	Includes expenses in the total amount of $53, $450 and $1,103 to related parties for the years ended 2011 and 2010 and for the cumulative period from inception until December 31, 2011, respectively.

CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended		72 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011
Operating expenses, related party	$ 53	$ 450	$ 1,103

STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) (USD $) In Thousands	Total	Employees	Non Employees	Bridge notes	Charity	Lead investors	Convertible notes and accrued interest	Common Stock	Common Stock Convertible Notes Payable	Series A convertible preferred stock	Series B convertible preferred stock	Common stock	Common stock Bridge notes	Common stock Convertible notes and accrued interest	Common stock	Common stock Convertible Notes Payable	Common stock Series A convertible preferred stock	Common stock Series B convertible preferred stock	Series A convertible preferred stock	Series A convertible preferred stock	Additional paid-in capital	Additional paid-in capital Employees	Additional paid-in capital Non Employees	Additional paid-in capital Bridge notes	Additional paid-in capital Charity	Additional paid-in capital Lead investors	Additional paid-in capital Convertible notes and accrued interest	Additional paid-in capital Common Stock	Additional paid-in capital Common Stock Convertible Notes Payable	Additional paid-in capital Series A convertible preferred stock	Additional paid-in capital Series B convertible preferred stock	Deficit accumulated during the development stage
Beginning Balance at Jan. 08, 2006
Issuance of series A convertible preferred stock, net of issuance costs of $33										$ 2,321																				$ 2,321
Grants of stock options, net of forfeitures		7	4																			7	4
Stock dividend												20							24		(44)
Net loss	(1,481)																															(1,481)
Ending Balance at Dec. 31, 2006	851											20							24		2,288											(1,481)
Discounts to temporary equity	43																				43
Amortization of discounts to temporary equity	(4)																				(4)
Grants of stock options, net of forfeitures		98	15																			98	15
Issuance of stock									140							2													138
Net loss	(5,163)																															(5,163)
Ending Balance at Dec. 31, 2007	(4,020)											22							24		2,578											(6,644)
Issuance of warrants	360																				360
Amortization of discounts to temporary equity	(7)																				(7)
Grants of stock options, net of forfeitures		18	11																			18	11
Net loss	(7,332)																															(7,332)
Ending Balance at Dec. 31, 2008	(10,970)											22							24		2,960											(13,976)
Issuance of warrants	60																				60
Loan modification	500																				500
Amortization of discounts to temporary equity	(7)																				(7)
Grants of stock options, net of forfeitures		178	10																			178	10
Net loss	(6,149)																															(6,149)
Ending Balance at Dec. 31, 2009	(16,378)											22							24		3,701											(20,125)
Exchange of series A convertible preferred stock for common stock																	24			(24)
Amortization of discounts to temporary equity	(3)																				(3)
Grants of stock options, net of forfeitures		883	29																			883	29
Exercise of warrants	2				11							2													11
Conversion of notes				2,545									9											2,536
Issuance of stock								9,263							24													9,239
Grants of warrants					37	1,342																			37	1,342
Exercise of stock options	1											1
Stock dividend												19									(19)
Reverse stock split												(93)									93
Exchange of series B convertible preferred stock for common stock											11,971							46													11,925
Net loss	(9,942)																															(9,942)
Ending Balance at Dec. 31, 2010	(239)											54									29,774											(30,067)
Grants of stock options, net of forfeitures		1,300	131																			1,300	131
Exercise of warrants	3											3
Conversion of notes							2,511							27													2,484
Issuance of stock								785							8													777
Issuance of shares to a consultant	295											2									293
Issuance of shares in connection with restructuring of venture loan	213											3									210
Grants of warrants					43																				43
Exercise of stock options	3											3
Beneficial conversion feature Conversion of convertible notes	1,269																				1,269
Net loss	(7,479)																															(7,479)
Ending Balance at Dec. 31, 2011	$ (1,165)											$ 100									$ 36,281											$ (37,546)

STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Common Stock	Dec. 31, 2010 Common Stock	Dec. 31, 2006 Series A convertible preferred stock
Issuance of stock, issuance costs	$ 65	$ 1,768	$ 33

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended		72 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011
Cash flows from operating activities
Net loss	$ (7,479)	$ (9,942)	$ (37,546)
Adjustments to reconcile net cash flows used in operating activities: Items not affecting cash flows
Depreciation and amortization	61	87	454
Change in deferred tax assets and liabilities	24	132	52
Increase (decrease) in accrued severance pay	(177)		150
Share-based payment expenses	1,769	2,291	4,462
Accrued interest expense	98	2,512	2,855
Loss (gain) on revaluation of warrants	402	(952)	(550)
Gain on restructuring of venture loan	(963)		(963)
Loss on extinguishment of debt			321
Interest and amortization of discount in connection with convertible notes	1,280		1,280
Exchange rate (gains) losses	29	(15)	81
Changes in current assets and liabilities
Increase in accounts receivable, prepaid expenses and other current assets	(283)	(98)	(532)
Increase (decrease) in payables and accruals	(141)	(376)	633
Net cash used in operating activities	(5,380)	(6,361)	(29,303)
Cash flows from investing activities
Acquisition of property and equipment	(27)	(86)	(598)
Decrease (increase) in lease deposits	1	3	(8)
Proceeds from investment in restricted short-term deposits	20	2,582
Net cash provided by (used in) investing activities	(6)	2,499	(606)
Cash flows from financing activities
Receipt of venture loan			5,000
Repayment on account of venture loan	(2,095)	(757)	(3,651)
Issuance of common stock and warrants, net		9,263	9,263
Issuance of warrants			1,070
Issuance of convertible preferred stock			12,195
Exercise of common stock options and warrants	8	14	22
Issuance of common stock, net of issuance expenses	785		785
Net cash provided by financing activities	1,198	8,520	31,160
Effect of exchange rate changes on cash and cash equivalents	(29)	5	(61)
Increase (decrease) in cash and cash equivalents	(4,217)	4,663	1,190
Cash and cash equivalents at beginning of period	5,407	744
Cash and cash equivalents at end of period	1,190	5,407	1,190
Supplemental disclosure of cash flows information
Interest paid	151	386	1,137
Non-cash investing and financing transactions
Extinguishment of debt			321
Discount to the series B convertible preferred stock			43
Conversion of bridge notes into common stock		2,545	2,545
Amortization of discounts to temporary equity		3	21
Issuance of shares in consideration of restructuring of venture loan	213		213
Beneficial conversion feature recorded in connection with convertible notes	1,269		1,269
Convertible Notes
Cash flows from financing activities
Receipt of convertible debt	2,500		2,500
Convertible Loans
Cash flows from financing activities
Receipt of convertible debt			3,976
Convertible Preferred Stock
Non-cash investing and financing transactions
Conversion of convertible debt			1,964
Loan warrants
Non-cash investing and financing transactions
Allocation of fair value			334
Conversion warrants
Non-cash investing and financing transactions
Allocation of fair value		1,564	1,564
Series B convertible preferred stock
Non-cash investing and financing transactions
Exchange of convertible preferred stock for common stock		11,971	11,971
Series A convertible preferred stock
Non-cash investing and financing transactions
Exchange of convertible preferred stock for common stock		24	24
Common stock
Non-cash investing and financing transactions
Conversion of convertible debt	$ 2,511		$ 2,511

General	12 Months Ended
Dec. 31, 2011
General

Note 1 — General

Vringo, Inc. (a Development Stage Company) (the “Parent”) was incorporated in Delaware on January 9, 2006 and commenced operations during the first quarter of 2006. The Parent formed a wholly-owned subsidiary, Vringo (Israel) Ltd. (the “Subsidiary”) in March 2006, primarily for the purpose of providing research and development services, as detailed in the intercompany service agreement. The Parent and the Subsidiary are collectively referred to herein as the “Company”.

The Company is engaged in developing software platforms and applications for mobile phones. The Company develops and provides a wide variety of mobile video services, including a comprehensive platform that allows users to create, download and share video ringtones. The Company’s proprietary ringtone platform includes social networking capability and integration with web systems.

The Company is still in the development stage. There is no certainty regarding the Company’s ability to complete the development of its products and ensure the success of its marketing. The continuation of the stages of development and the realization of assets related to the planned activities depend on future events, including future financings and achieving operational profitability.

The high-tech industry in which the Company operates is highly competitive and is characterized by the risks of rapidly changing technologies. Penetration into global markets requires investment of considerable resources and continuous development efforts. The Company’s future success depends upon several factors including the technological quality, price and performance of its product relative to those of its competitors.

In June 2010, the Company completed an initial public offering (the “IPO”) of 2,392,000 units, each containing one share of common stock and two warrants, at an issue price of $4.60 per unit. Each warrant in the IPO unit is exercisable for five years after the IPO at an exercise price of $5.06. Gross proceeds of the IPO totaled approximately $11 million, of which the Company received approximately $9.3 million in net proceeds after deducting underwriting discounts and other offering costs. Immediately prior to the closing of the offering, the Company’s outstanding shares of preferred stock were exchanged for shares of common stock and the Company effected a 1 for 6 reverse stock split of its common stock. The Company issued a stock dividend to holders of the preferred stock prior to the split and exchange. All share and per-share information in these consolidated financial statements have been adjusted to give effect to the reverse stock split. On July 27, 2010, the units were separated into their components and the shares and warrants began to trade separately. Upon separation of the units into shares and warrants, the units ceased trading.

Despite the foregoing, there is still significant doubt as to the ability of the Company to continue operating as a “going concern”. The Company has incurred significant losses since its inception and expects that it will continue to operate at a net loss in the foreseeable future. For the year ended December 31, 2011 and for the cumulative period from inception until December 31, 2011, the Company incurred net losses of $7.5 million and $37.4 million, respectively.

In July 2011, the Company raised an aggregate amount of $2.5 million through the issuance of convertible notes (“Convertible Notes”) in a private placement. On December 1, 2011, the Company raised additional $0.85 million through the issuance of 817,303 additional shares of common stock (“December 2011 financing”). In connection with the December 2011 financing, all Convertible Notes (and accrued interest) were converted into 2,671,026 shares of common stock. In February 2012, the Company entered into agreements with holders (the “Holders”) of certain of its outstanding Special Bridge and Conversion Warrants, pursuant to which the Holders exercised warrants to purchase 3,828,993 shares of our common stock for aggregate proceeds of $3.6 million (“February 2012 warrant exercise”). In addition, certain Holders were granted additional warrants to purchase 2,660,922 shares of common stock of the Company, at an exercise price of $1.76 per share. The total issuance costs were $65 thousand. See also Note 17.

The Company believes that following the February 2012 warrant exercise, its current cash levels will be sufficient to support its activity into the fourth quarter of 2012. On March 13, 2012, the Company entered into an agreement and Plan of Merger Agreement (“Merger Agreement”), pursuant to which Innovate/Protect, Inc. (“I/P”) will merge with and into VIP Merger Sub, Inc., a wholly owned subsidiary of the Company (“Merger Sub”), with Merger Sub being the surviving corporation through an exchange of capital stock of I/P for capital stock of the Company. The consummation of the Merger Agreement is subject to stockholder approval and other closing conditions. In addition, the Company is exploring further opportunities, including merger and acquisitions and/or additional financing necessary to ensure that the Company will continue to operate as a going concern. There can be no assurance, however, that any such opportunities will materialize. See description in Note 17.

These financial statements were prepared using principles applicable to a going concern, which contemplates the realization of assets and liquidation of liabilities in the normal course of business for the foreseeable future, and do not include any adjustments to reflect the possible effects on the recoverability and classification of assets, or the amounts and classification of liabilities that may result should the Company not be able to continue as a going concern.

As of December 31, 2011, approximately $303 thousand of the Company’s net assets were located outside of the United States.

Significant Accounting and Reporting Policies	12 Months Ended
Dec. 31, 2011
Significant Accounting and Reporting Policies

Note 2 — Significant Accounting and Reporting Policies

(a) Basis of presentation and principles of consolidation

The accompanying consolidated financial statements include the accounts of the Parent and the Subsidiary and are presented in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). All significant intercompany balances and transactions have been eliminated in consolidation.

(b) Development stage enterprise

The Company’s principal activities to date have been the research and development of its products and the Company has not generated significant revenues from its planned, principal operations. Accordingly, the Company’s financial statements are presented as those of a development stage enterprise.

(c) Translation into U.S. dollars

The currency of the primary economic environment in which the operations of the Company are conducted is the U.S. dollar (“dollar” or “$”). Therefore, the dollar has been determined to be the Company’s functional currency. Transactions in foreign currency (primarily in New Israeli Shekels “NIS”) are recorded at the exchange rate as of the transaction date. All exchange gains and losses from remeasurement of monetary balance sheet items denominated in non-dollar currencies are reflected as finance expense in the statement of operations, as they arise. At December 31, 2011, the exchange rate was $1 = NIS 3.821 (December 31, 2010 — $1 = NIS 3.549). The average exchange rate for the year ended December 31, 2011 was $1 = 3.578 NIS (December 31, 2010 — $1 NIS 3.733).

(d) Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from such estimates. Significant items subject to such estimates and assumptions include timing and realization of deferred tax assets and liabilities, allowances for doubtful accounts, valuation of convertible preferred and common stock, warrants and derivative instruments, share-based payments, warrants, income tax uncertainties and other contingencies. The current economic environment has increased the degree of uncertainty inherent in those estimates and assumptions.

(e) Cash and cash equivalents

For the purpose of these financial statements, all highly liquid investments with original maturities of three months or less are considered cash equivalents.

(f) Accounts receivables and allowance for doubtful accounts

Trade accounts receivable are recorded at the invoiced amount and do not bear interest. Amounts collected on trade accounts receivable are included in net cash provided by operating activities in the consolidated statements of cash flows. The need for an allowance for doubtful accounts is based on the Company’s best estimate of the amount of credit loss in the Company’s existing receivables. The need for an allowance is determined on an individual account receivable basis. The Company considers customers’ historical payment patterns, general and industry specific economic factors in determining their customers’ probability of default. The Company reviews the need for an allowance for doubtful accounts on a monthly basis. From inception through December 31, 2011 neither write-offs, nor provision for doubtful accounts for was created. The Company does not have any significant off-balance-sheet credit exposure related to its customers.

(g) Derivative instruments

The Company recognizes all derivative instruments as either assets or liabilities in the balance sheet at their respective fair values. The Company’s derivative instruments include a Special Bridge Warrant and a Conversion Warrant which have been recorded as a liability, at fair value, and are revalued at each reporting date, with changes in the fair value of the instruments included in the statement of operations as non-operating income or expense.

(h) Property and equipment

Property and equipment is stated at historical cost, net of accumulated depreciation. Depreciation is calculated according to the straight-line method over the estimated useful lives of the assets. Annual depreciation rates are as follows:

%
Office furniture and equipment	7 – 33
Computers and related equipment	33

Leasehold improvements are amortized over the shorter of the useful life of the asset or the term of the lease.

(i) Revenue recognition

Revenue from subscription services and software development and licenses is recognized if collection of the relevant receivable is probable, persuasive evidence of an arrangement exists, the sales price is fixed or determinable and delivery of the service has been rendered. Revenues from non-refundable up-front fees are recognized according to the guidance in SAB Topic 13.A.3.f. As these up-front fees relate to the hosting of the service over a period of the contract, the Company recognizes these up-front fees over the life time of the contract. According to ASU 2009-13, Revenue Recognition (Topic 605), which was early-adopted by the Company in 2009, the Company uses management’s best estimate of selling price for individual elements in multiple-element arrangements, where other sources of evidence are unavailable.

(j) Cost of revenue

Cost of revenue consists primarily of direct costs that the Company pays to third parties in order to operate its products in launched markets. These expenses include the costs associated with production servers serving the end-users, royalty fees for content sales, amortization of prepaid content licenses.

(k) Research and development

Research and development expenses are expensed as incurred and consist primarily of payroll and facilities charges associated with the research, development and integration of our current and future products.

(l) Advertising and Promotional costs

We expense advertising and promotional costs in the period in which they are incurred. For the years ended December 31, 2011, 2010, and cumulative from inception till December 31, 2011, advertising and promotional expenses totaled approximately $271 thousand, $141 thousand, and $923 thousand, respectively.

(m) Accounting for share-based payments

Share-based payment is recognized as an expense in the financial statements and such cost is measured at the grant-date fair value of the equity-settled award. The expense is recognized using the straight-line method, over the requisite service period, and is reduced for estimated forfeitures.

(n) Income taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. A valuation allowance is provided for the amount of deferred tax assets that, based on available evidence, are not more likely than not to be realized.

In assessing the need for a valuation allowance, the Company looks at cumulative losses in recent years, estimates of future taxable earnings, feasibility of on-going tax planning strategies, the realizability of tax benefit carryforwards, and other relevant information. Valuation allowances related to deferred tax assets can be impacted by changes to tax laws, changes to statutory tax rates and future taxable earnings. Ultimately, the actual tax benefits to be realized will be based upon future taxable earnings levels, which are very difficult to predict. In the event that actual results differ from these estimates in future periods, the Company will be required to adjust the valuation allowance.

Significant judgment is required in evaluating the Company’s federal, state and foreign tax positions and in the determination of its tax provision. Despite management’s belief that the Company’s liability for unrecognized tax benefits is adequate, it is often difficult to predict the final outcome or the timing of the resolution of any particular tax matters. The Company may adjust these accruals as relevant circumstances evolve, such as guidance from the relevant tax authority, its tax advisors, or resolution of issues in the courts. The Company’s tax expense includes the impact of accrual provisions and changes to accruals that it considers appropriate, as well as related interest and penalties. These adjustments are recognized as a component of income tax expense entirely in the period in which they are identified.

The Company accounts for its income tax uncertainties in accordance with ASC Subtopic 740-10 which clarifies the accounting for uncertainties in income taxes recognized in a company’s financial statements and prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. Interest and penalties related to unrecognized tax benefits are recognized as a component of income tax expense.

(o) Reverse stock split

On June 21, 2010, immediately prior to the closing of the IPO, the Company’s outstanding shares of preferred stock were exchanged for shares of common stock and the Company effected a 1 for 6 reverse stock split of its common stock. The Company issued a stock dividend to holders of the preferred stock prior to the split and exchange. All share and per share amounts retroactively reflect the reverse stock split, unless otherwise indicated.

(p) Net loss per share data

Basic net loss per share is computed by dividing the net loss for the period by the weighted-average number of shares of common stock outstanding during the period. Diluted net loss per share is computed by dividing the net loss for the period by the weighted-average number of shares of common stock plus dilutive potential common stock considered outstanding during the period. However, as the Company generated net losses in all periods presented, potentially dilutive securities, comprised mainly of warrants and stock options, are not reflected in diluted net loss per share because the effect of such shares is anti-dilutive.

The table below presents the computation of basic and diluted net losses per common share:

	Year ended December 31,		Cumulative from inception to December 31, 2011
	2011	2010
	(in thousands, except share and per share data)
Numerator:
Net loss attributable to common stock shares (basic and diluted)	(7,479)	(9,942)	(37,546)
Denominator:
Weighted average number of common stock shares outstanding during the period (basic and diluted)	6,241,048	2,958,568	1,797,582
Weighted average number of penny stock options and warrants (basic and diluted)	131,611	195,921	55,495
Basic and diluted shares of common stock outstanding	6,372,659	3,154,489	1,853,077
Basic and diluted net losses per share of common stock	(1.17)	(3.15)	(20.26)

(q) Long lived assets

Long-lived assets, such as property and equipment, and purchased intangible assets subject to amortization, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If circumstances require a long-lived asset or asset group be tested for possible impairment, the Company first compares undiscounted cash flows expected to be generated by that asset or asset group to its carrying value. If the carrying value of the long-lived asset or asset group is not recoverable on an undiscounted cash flow basis, impairment is recognized to the extent that the carrying value exceeds its fair value. Fair value is to be determined through various valuation techniques including discounted cash flow models, quoted market values and third-party independent appraisals, as considered necessary.

(r) Commitments and Contingencies

Liabilities for loss contingencies arising from assessments, estimates or other sources are to be recorded when it is probable that a liability has been incurred and the amount can be reasonably estimated.

(s) Fair value measurements

The Company measures fair value in accordance with ASC 820-10, “Fair Value Measurements and Disclosures” (formerly SFAS 157, “Fair Value Measurements”). ASC 820-10 clarifies that fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. As a basis for considering such assumptions, ASC 820-10 establishes a three-tier value hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities accessible to the reporting entity at the measurement date.

Level 2 — Other than quoted prices included in Level 1 inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

Level 3 — Unobservable inputs for the asset or liability used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at measurement date.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

(t) Recently issued and adopted accounting standards

In December 2011, the FASB issued ASU No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. ASU 2011-11 requires an entity to disclose information about offsetting and related arrangements to enable users of financial statements to understand the effect of those arrangements on its financial position, and to allow investors to better compare financial statements prepared under U.S. GAAP with financial statements prepared under International Financial Reporting Standards (IFRS). The new standards are effective for annual periods beginning January 1, 2013, and interim periods within those annual periods. Retrospective application is required. The Company will implement the provisions of ASU 2011-11 as of January 1, 2013. The impact on our financial statements is believed to be immaterial.

(u) Reclassification

Certain balances have been reclassified to conform to current year presentation.

Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2011
Cash and Cash Equivalents

Note 3 — Cash and Cash Equivalents

	As of December 31,
	2011	2010
	U.S.$ thousands	U.S.$ thousands
Cash	779	597
Cash equivalents (money market funds)	—	4,542
In currency other than U.S. dollars	411	268
	1,190	5,407

Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2011
Prepaid Expenses and Other Current Assets

Note 4 — Prepaid Expenses and Other Current Assets

	As of December 31,
	2011	2010
	U.S.$ thousands	U.S.$ thousands
Government institutions	6	30
Prepaid expenses and others	181	138
	187	168

Property and Equipment	12 Months Ended
Dec. 31, 2011
Property and Equipment

Note 5 — Property and Equipment

	As of December 31,
	2011	2010
	U.S.$ thousands	U.S.$ thousands
Computers, software and equipment	475	452
Furniture and fixtures	42	38
Leasehold improvements	81	81
	598	571
Less: accumulated depreciation and amortization	(454)	(393)
	144	178

As of December 31, 2011 and 2010, approximately $116 thousand and $138 thousand of the aggregate value of the Company’s net book value of property and equipment was located in Israel, respectively. During the years 2011 and 2010, the Company recorded $61 thousand and $87 thousand of depreciation and amortization expense, respectively, and $454 thousand cumulatively from inception.

Accounts Payable and Accrued Expenses	12 Months Ended
Dec. 31, 2011
Accounts Payable and Accrued Expenses

Note 6 — Accounts Payable and Accrued Expenses

	As of December 31,
	2011	2010
	U.S.$ thousands	U.S.$ thousands
Accounts payable and accrued expenses	428	403
Deferred revenue	—	18
	428	421

Accrued Severance Pay	12 Months Ended
Dec. 31, 2011
Accrued Severance Pay

Note 7 — Accrued Severance Pay

Under Israeli law, the Subsidiary is required to make severance payments to dismissed employees, and employees leaving employment in certain other circumstances. All of the Subsidiary’s employees signed agreements with the Subsidiary, limiting the Subsidiary’s severance liability to actual deposits in the insurance policies, as per Section 14 of the Severance Payment Law of 1963.

The recorded severance liability represents special contractual amounts to be paid to our former Chief Executive Officer, upon termination of his respective employment agreement (see Note 17 for subsequent events). There are no statutory or agreed-upon severance arrangements with U.S. employees. Severance pay expense, net, for the current year amounted to $56 thousand (2010 — $168 thousand, cumulative from inception — $1,040 thousand).

Venture Loan	12 Months Ended
Dec. 31, 2011
Venture Loan

Note 8 — Venture Loan

On September 24, 2008, the Company drew-down on a venture loan in the total amount of $5 million. As a result of the draw-down, the Company issued to the lenders warrants to purchase 152,602 shares of series B convertible preferred stock.

On December 29, 2009, the Company entered into a Loan Modification Agreement (the “LMA”) with the lenders of the venture loan pursuant to which principal payments were deferred until the consummation of the IPO. The new facility bore an interest rate of 9.5% per annum with an effective interest rate of 18%. In connection with the LMA, the original warrants previously issued to the lenders were terminated and the Company issued the lenders new warrants (“Senior Lenders Warrants”) to purchase 250,000 shares of common stock, at an exercise price of $2.75 per share. In exchange, the lenders granted the Company a six month moratorium on principal payments for the venture loan and extended the repayment period for one year until March 2013. After the principal moratorium, under the modified bank repayment terms, the principal and interest were repaid in monthly payments of $142 thousand each.

The Senior Lender Warrants were exercisable at any time before the tenth anniversary of the date they were issued. On the date of the LMA, the loan was recorded at fair market value of $3.70 million, the warrants were recorded at $500 thousand, representing the difference between the fair market value of the new warrants and the fair market value of the previously issued warrants, and the difference between the carrying value of the loan and the fair market value of the loan and the warrants resulted in a loss on the extinguishment of debt in the amount of $180 thousand. The fair value of the loan was assessed using an interest rate of 12%, which represented market conditions for a similar loan.

On June 8, 2011, the Company entered into a Settlement Agreement (the “Settlement Agreement”) with the lenders of the venture loan (the “Lenders”), pursuant to which the Lenders agreed to accept less than the full amount owed to them by the Company. As part of the Settlement Agreement, the Company immediately repaid $331 thousand, and placed an additional $1.051 million as collateral into a restricted account. In addition, the Company issued the Lenders 250,000 shares of its common stock, in exchange for the Senior Lender Warrants, which were cancelled. In July 2011, the Company repaid the outstanding $1.051 million balance of its venture loan, using the funds set aside in the restricted account. The difference between the fair market value of the shares of common stock issued and the fair market value of the cancelled Senior Lender Warrants, amounting to $213 thousand, was recorded in the statement of stockholders’ equity (deficit). In addition, the difference between the carrying value of the loan and the total sum of future payments on the loan, including the above mentioned $213 thousand, net of legal fees, resulted in a gain on restructuring of debt, in the total amount of $963 thousand, recorded in the statements of operations. Basic and diluted per share gain on restructuring of venture loan for the year ended December 31, 2011 is $0.15 (cumulative — $0.52).

Changes in the balance of the venture loan are as follows:

U.S.$ thousands
Loan balance at January 1, 2010	3,703
Loan repayments	(757)
Amortization of loan discount	227
Loan balance at December 31, 2010	3,173
Repayment as per Settlement Agreement	(1,382)
Loan repayments	(713)
Amortization of loan discount	98
Gain on restructuring of venture loan	(963)
Issuance of shares in consideration of restructuring of venture loan	(213)
Loan balance at December 31, 2011	—

Convertible Notes	12 Months Ended
Dec. 31, 2011
Convertible Notes

Note 9 — Convertible Notes

In July, 2011, the Company entered into agreements (“Securities Purchase Agreements”) with selected accredited investors (the “Purchasers”) to sell and issue Convertible Notes in the aggregate amount of $2.5 million. The Convertible Notes were to mature on January 1, 2012 (the “Maturity Date”) unless earlier converted, and bear interest at a rate of 1.25% per annum. Interest on the Convertible Notes is due on the Maturity Date unless earlier converted. The Company’s obligations under the Convertible Notes were secured by a security interest in all of the Company’s assets, including a pledge over the shares of its wholly-owned subsidiary, pursuant to the Security Purchase Agreements.

The Convertible Notes were convertible into shares of common stock at a conversion price equal to the lower of (i) the closing price of the Company’s common stock on the announcement date of the note offering, (ii) the closing price of the Company’s common stock on the closing date of the note offering and (iii) a ten percent (10%) discount to the price at which the securities are sold in the new stock offering. Consummation of a future stock offering, would automatically trigger conversion of the Convertible Notes and any accrued interest into the same securities and contain the same terms (other than the conversion price, which is set forth above) as in the subsequent stock offering.

On December 1, 2011, the Company raised an additional $0.85 million through the issuance of 817,303 additional shares of common stock in a private placement. Pursuant to the December 2011 financing, all Convertible Notes (and accrued interest) were converted into 2,671,026 shares of common stock. The conversion of the Convertible Notes triggered anti-dilution provisions in certain of our outstanding warrants (see Note 11).

As of the date of the issuance of the Convertible Notes, an amount of $89 thousand was initially allocated to additional paid-in capital in respect of the beneficial conversion feature, with a corresponding discount to the Convertible Notes, to be amortized as interest expense over the repayment period of the Convertible Notes. The December 2011 financing determined the actual conversion price at $0.94. As a result the amount allocated to discount and the beneficial conversion feature was adjusted to $1,269 thousand. The discount was fully amortized to interest expense at conversion; as a result, $1,269 thousand was recorded in the statement of operations, as interest expense.

Fair Value Measurements	12 Months Ended
Dec. 31, 2011
Fair Value Measurements

Note 10 — Fair Value Measurements

The Company measures its cash equivalents, Special Bridge Warrants and Conversion Warrants at fair value. Cash equivalents are classified within Level 1 because they are valued using quoted active market prices. The Special Bridge Warrants and Conversion Warrants are classified within Level 3 because they are valued using the Black-Scholes-Merton and the Monte-Carlo models (as these warrants include a down-round protection clause, see Note 11) which utilize significant inputs that are unobservable in the market such as the expected stock price volatility, dividend yield, probability and timing of the down-round being triggered and the remaining period of time the warrants will be outstanding before they expire.

The following table presents the placement in the fair value hierarchy of assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2011 and 2010:

		Fair value measurement at reporting date using
Description	December 31, 2011	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	U.S.$ thousands
Liabilities
Derivative liabilities on account of warrants	2,172	—	—	2,172
Total liabilities	2,172	—	—	2,172

		Fair value measurement at reporting date using
Description	December 31, 2010	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	U.S.$ thousands
Assets
Cash equivalents	4,542	4,542	—	—
Total assets	4,542	4,542	—	—
Liabilities
Derivative liability on account of warrants	1,770	—	—	1,770
Total liabilities	1,770	—	—	1,770

In addition to the above, the Company’s financial instruments at December 31, 2011 and 2010, consisted of cash, accounts receivable, long-term deposits, accrued expenses, and the venture loan (December 31, 2010, only). The carrying amounts of all the aforementioned financial instruments approximate fair value, except for the fair value of the venture loan, for the year ended December 31, 2010, for which the carrying amount of the venture loan was $3,173 thousand and the fair value was estimated at $3,317 thousand.

The following table summarizes the changes in the Company’s liabilities measured at fair value using significant unobservable inputs (Level 3) during the year ended December 31, 2011:

	Level 3
	Special Bridge Warrants	Conversion Warrants	Total
	U.S.$ thousands
Original allocated amount	1,070	—	1,070
Additional allocated amount (upon IPO)	88	1,564	1,652
Fair value adjustment included in statement of operations	(382)	(570)	(952)
Balance at December 31, 2010	776	994	1,770
Fair value adjustment included in statement of operations	511	(109)	402
Balance at December 31, 2011	1,287	885	2,172

Stockholders' Equity (Deficit)	12 Months Ended
Dec. 31, 2011
Stockholders' Equity (Deficit)

Note 11 — Stockholders’ Equity (Deficit)

(a) Common Stock

In June 2010, the Company completed an IPO of 2,392,000 units (see Note 1).

On December 1, 2011, the Company completed an additional financing round, in which it issued 817,303 shares of common stock. In connection with the financing round the Convertible Notes were converted into equity (see Note 9), and 2,671,026 shares of common stock were issued to the Convertible Notes holders. In addition, pursuant to the commencement of the above mentioned financing round, the Company issued 208,159 shares of common stock to one of its consultants.

Subsequent to the balance sheet date, between February 6 and February 14, 2012, 3,828,993 of the Company’s outstanding Special Bridge Warrants and Conversion Warrants were exercised. As a result, the Company issued 3,828,993 shares of common stock. See Note 17.

The following table summarizes information about the Company’s issued and outstanding common stock from inception through December 31, 2011, on a post-split basis:

Shares of common stock 0.01$ par value
Balance as of January 9, 2006 (inception)	—
Issuance of common stock to two founders for a net amount of $5	83
Stock dividend of 3,999 shares for each share of outstanding stock in their respective classes	333,250
Balance as of December 31, 2006	333,333
Issuance of common stock in lieu of beneficial conversion terms contained in the convertible loan agreement	33,449
Balance as of December 31, 2007	366,782
Issuance of common stock	—
Balance as of December 31, 2008	366,782
Issuance of common stock	—
Balance as of December 31, 2009	366,782
Issuance of common stock, in connection with IPO (see Note 1)	2,392,000
Exchange of series A convertible preferred stock for common stock (see Note 11 b)	392,315
Conversion of Bridge notes (see Note 1)	864,332
Stock dividend (see Note 11 b)	311,451
Exchange of series B convertible preferred stock for common stock (see Note 11 b)	765,466
Exercise of charitable warrants	11,044
Exercise of lead investor warrants (see Note 11 f)	241,173
Exercise of stock options	60,517
Balance as of December 31, 2010	5,405,080
Exercise of lead investor warrants (see Note 11 f)	241,173
Exercise of stock options	341,913
Issuance of common stock, in connection venture loan settlement (see Note 8)	250,000
Exercise of charitable warrants	19,862
Issuance of common stock, to consultants	208,159
Conversion of convertible notes (see Note 9)	2,671,026
Issuance of common stock, in connection with December 2011 financing	817,303
Balance as of December 31, 2011	9,954,516

(b) Preferred Stock

On May 8, 2006, the Company issued 98 shares of series A convertible preferred stock (on a post-split basis) for a net amount of $2.35 million. On August 8, 2006, the Company declared a stock dividend of approximately 3,999 shares for each share of outstanding stock in their respective classes. The Company treated this transaction as a stock dividend with no adjustment to the par value per respective share due to legal restrictions. Upon the consummation of the IPO, the Series A convertible preferred stock were granted a 15% stock dividend, and then exchanged for shares of common stock and recorded as such (see table above).

On July 30, 2007, the Company issued 765,466 shares of series B convertible preferred stock (on a post-split basis) which was categorized as temporary equity. Upon the consummation of the IPO, the Series B convertible preferred stock previously classified as temporary equity was granted a 33% stock dividend, and then exchanged for shares of common stock and recorded as such (see table above).

(c) Common stock reserved for issuance upon exercise of stock options

On October 30, 2006, the Company adopted the 2006 Stock Option Plan, pursuant to which 880 thousand shares of common stock were reserved for issuance. On July 30, 2007, the Company amended and restated the original plan in its entirety by adopting Amendment No. 1 to Stock Option Plan (the “Stock Option Plan”), which increased the number of common stock reserved for issuance to 2.79 million. In January 2010, the number of common stock reserved for issuance upon the exercise of options in the Stock Option Plan was increased to 14.14 million.

(d) Stock options

The Stock Option Plan provides for grants or sales of common stock options to employees, directors and consultants. Options granted in connection with the Company’s Stock Option Plan are exercisable for six years from the grant date. Options are generally forfeited, if not exercised, within ninety days of termination of employment or service to the Company.

For the years ended December 31, 2011 and 2010 the Company recorded compensation expense of $1,769 thousand and $912 thousand, respectively. Cumulative from inception the Company has recorded compensation expense of $3,023 thousand, in respect of stock options granted.

On January 31, 2011, the Company’s Board of Directors (the “Board”) approved the granting of 216 thousand options to management, employees and consultants at an exercise price of $0.01 per share. These options will vest yearly over three and four year periods (according to the applicable schedule of each optionee). The Board also approved the granting of 264 thousand options at an exercise price of $5.50 to its management, employees and consultants. These options will vest over three and four years (according to the applicable schedule of each optionee).

The fair value of options granted in 2011 to employees and directors at an exercise price of $0.01 was calculated using the Black-Scholes-Merton model, which takes into consideration the share price at the date of grant, the exercise price of the option, the expected life of the option, risk free interest rates, expected dividend, and the expected volatility. The following assumptions were used: an expected life of 4 – 4.25 years, a risk-free interest rate of 1.44% – 1.55% and an expected volatility of 52.21% – 47.89% and no dividend yield. The fair value of the common stock used for this calculation was $1.68.

The fair value of options, granted in 2011, to employees and directors at an exercise price of $5.50 was calculated using the Lattice model, which takes into consideration the share price at the date of grant, the exercise price of the option, the expected life of the option, risk free interest rates, expected dividend, and the expected volatility. The Company uses the Lattice option pricing model for the valuation of options to employees and directors that are not plain vanilla. The following assumptions were used: an expected life of 6 years, a risk-free interest rate of 2.38% and an expected volatility of 56.41% and no dividend yield. The fair value of the common stock used for this calculation was $1.68.

In 2011, the fair value of options granted to consultants was calculated using the Black-Scholes-Merton model. The following assumptions were used: expected life of 2 – 6 years, a risk free interest rate of 0.29% – 2.38% and an expected volatility of 45.71% – 59.69% and no dividend yield. The fair value of the common stock used for this calculation was $0.99 – $1.70.

As of December 31, 2011, there were approximately 11.5 million shares of common stock available for future grants.

On March 17, 2010, the Board approved the granting of options to management, directors and consultants. The Board approved the granting of 1,392,000 options at an exercise price of $0.01. These options vest yearly over three and four year periods, according to the applicable schedule of each optionee. The Board also approved the granting of 1,420,000 options at an exercise price of $5.50 to its employees, directors and consultants. These options vest over four years. Vesting of options granted during 2010 commenced in June through December 2010, according to the applicable schedule of each optionee, and when the terms were communicated.

The fair value of the options to employees and directors granted in 2010 was calculated using the Lattice model which takes into consideration the share price at the date of grant, the exercise price of the option, the expected life of the option, risk free interest rates, expected dividend, and the expected volatility. The Company uses the Lattice option pricing model for the valuation of options to employees and directors that are not plain vanilla. The following assumptions were used: an expected life of 5.2 – 6 years, a risk-free interest rate of 2.11% – 2.83% and an expected volatility of 56.11% – 64.3% and no dividend yield. The fair value of the common stock used for this calculation was $2.49 – $2.62. The fair value of options to non-employees is calculated using the following assumptions: expected life of 3 – 5.5 years, a risk free interest rate of 0.71% – 2.64% and an expected volatility of 46% – 64% and no dividend yield.

In January and February 2012 the Board of Directors approved the granting of 70,000, fully vested options to management and consultants at an exercise price of $0.01 per share. The Board also approved the granting of 734,500 options at an exercise price of $0.96 to its management, employees and consultants. These options will vest over four years (according to the applicable schedule of each optionee). The fair value of options granted in January and February 2012 was calculated using the Black-Scholes-Merton model. The following assumptions were used: an expected life of 4.25 – 6 years, a risk-free interest rate of 0.71% – 1.19% and an expected volatility of 67.26% – 75.78% and no dividend yield. The fair value of the common stock used for this calculation was $0.96 – $1.21 and no dividend yield. The Company expects that the total value of the options granted will be approximately $467 thousand.

(e) Stock option activity

The following table summarizes information about stock option activity for the year ended December 31, 2011:

	No. of shares Employees	No. of shares Non-Employees	Weighted average exercise price U.S.$
Outstanding at January 1, 2011	2,378,908	128,000	$2.76
Granted	496,500	73,000	$3.04
Exercised	(302,413)	(39,500)	$0.01
Expired	(169,759)	(18,000)	$3.46
Forfeited	(318,336)	—	$3.23
Outstanding at December 31, 2011	2,084,900	143,500
Exercisable at December 31, 2011	690,121	50,074

The following table summarizes information about stock option activity for the year ended December 31, 2010:

	No. of shares Employees	No. of shares Non-Employees	Weighted average exercise price U.S.$
Outstanding at January 1, 2010	237,677	45,250	$2.58
Granted	2,708,000	104,000	$2.74
Exercised	(60,517)	—	$0.21
Forfeited	(506,252)	(21,250)	$2.87
Outstanding at December 31, 2010	2,378,908	128,000
Exercisable at December 31, 2010	128,804	32,150

For cumulative period ended December 31, 2011, the Company granted a total of 3,595 thousand stock options to its employees, directors and consultants at an average exercise price of $2.82. For the cumulative period ended December 31, 2011, 402 thousand stock options were exercised.

The following table summarizes information about employee and non-employee stock options outstanding as of December 31, 2011:

Options outstanding			Options exercisable
Number Outstanding	Weighted average remaining contractual life (years)	Weighted average exercise price	Number Outstanding	Weighted average remaining contractual life (years)	Weighted average exercise price
1,218,563	4.38	$5.5	472,355	4.35	$5.5
40,001	2.28	$4.5	35,897	2.26	$4.5
25,000	1.67	$3.0	25,000	1.67	$3.0
56,584	2.08	$1.5	48,274	1.84	$1.5
888,252	4.37	$0.01	158,669	4.36	$0.01
2,228,400			740,195

As of December 31, 2011, the total aggregate intrinsic value of options outstanding was $593 thousand, of options exercisable $107 thousand and of options exercised $816 thousand. As of December 31, 2010, the total aggregate intrinsic value of both the options outstanding and options exercisable was $0 thousand, the total intrinsic value of options exercised was $134 thousand. The total fair value of stock options that vested in the years ended December 31, 2011, 2010 and cumulative from inception till December 31, 2011 amounts to $1,761 thousand, $206 thousand and $3,015 respectively. The weighted average grant date fair value of options granted during the years ended December 31, 2011, 2010 and cumulative from inception till December 31, 2011 was $0.91, $1.69 and $1.57, respectively.

The following table represents respective annual amortization of unrecognized share based compensation expense:

Year ending December 31,	U.S.$ thousands
2012	1,015
2013	679
2014	158
1,852

(f) Warrants

Conversion Warrants, Special Bridge Warrants and Reload Warrants

On December 29, 2009, the Company consummated a Bridge Financing pursuant to which it issued 5% subordinated convertible promissory notes, (“Bridge Notes”), in the aggregate amount of $2.98 million in a private placement, as well as warrants to purchase 795,200 shares of common stock (the “Special Bridge Warrants”) (together the “Bridge Financing”). Proceeds from the Bridge Financing were first allocated to the Special Bridge Warrants, which were classified as a derivative liability and recorded at fair value, with the residual amount allocated to the Bridge Notes. The Special Bridge Warrants have down-round protection clauses and their fair value is calculated using the Black-Scholes-Merton model at every reporting period. Upon the consummation of the IPO, the Company issued a further 69,132 Special Bridge Warrants to the holders of the Bridge Notes to reflect the final offering price of the IPO units. These warrants were valued on the date of the IPO by using the Black-Scholes-Merton model.

Upon the consummation of the IPO, the Bridge Notes were automatically converted into 864,332 shares of common stock and 1,728,664 warrants (the “Conversion Warrants”). The Conversion Warrants granted to the Bridge Note holders were classified as a derivative long-term liability. Also see Note 10.

On December 1, 2011, the Company entered into Subscription Agreements with certain accredited investors pursuant to which the Company issued 817,303 shares of common stock at $1.04 per share, a 20% discount to the closing price of the Company’s common stock on November 30, 2011. Upon the closing of the Financing, the Company’s outstanding Convertible Notes in the aggregate principal amount of $2.5 million automatically converted into 2,671,026 shares of common stock at $0.94 per share, a 10% discount to the purchase price in the Financing. The foregoing issuances triggered down-round and anti-dilution provisions in outstanding Special Bridge and Conversion Warrants. As a result, the number of shares issuable to the holders of the Special Bridge Warrants was adjusted to 2,528,615 and the exercise price for both Special Bridge and Conversion Warrants adjusted to $0.94.

As of December 31, 2011, the Special Bridge Warrants were revalued using the Black-Scholes-Merton and the Monte-Carlo models. As the terms of these warrants include a special down-round protection clause, i.e. in a new issuance of common stock at a lower price than the current exercise price, the current exercise price will be lowered to the new issuance price and the number of warrants granted will increase so that the total exercise amount remains as under the original terms (approximately $2.4 million). We estimate 50% probability of such protection being activated in April, 2012. We have estimated the value of the down-round protection using a Monte-Carlo simulation. The following assumptions were used: 70.2% expected volatility, a risk-free interest rate of 0.38%, estimated life of 3.00 years and no dividend yield. The fair value of the common stock was $0.99. Also see Note 10.

At December 31, 2011, the Conversion Warrants were revalued using the Black-Scholes-Merton and the Monte-Carlo models. As the terms of these warrants include a down-round protection clause, i.e. in a new issuance of common shares at a lower price than the current exercise price, the current exercise price will be adjusted to the new issuance price. We estimate 50% probability of such protection being activated in April, 2012. We have estimated the value of the down-round protection using a Monte-Carlo simulation. The following assumptions were used: 70.98% expected volatility, a risk-free interest rate of 0.52%, estimated life of 3.47 years and no dividend yield. The fair value of the common stock was $0.99. Also see Note 10.

Subsequent to the balance sheet date, between February 6 and February 14, 2012, the Company entered into agreements with Holders, pursuant to which the Holders exercised 2,274,235 Special Bridge and 1,554,758 Conversion Warrants to purchase an aggregate of 3,828,993 shares of the Company’s common stock for aggregate proceeds to the Company of $3.6 million. In addition, the Company issued new warrants to purchase an aggregate of 2,660,922 shares of common stock at an exercise price of $1.76 per share in consideration for the immediate exercise of the warrants (“Reload Warrants”). A portion of the Reload warrants bear down-round protection clauses as a result, they will be classified as a long-term derivative liability and recorded at fair value. See also Note 17.

Had we made different assumptions about the fair value of the stock price (before it was publicly traded), risk-free interest rate, volatility, the impact of the down-round provision, or the estimated time that the abovementioned warrants will be outstanding before they are ultimately exercised, the recorded expense, our net loss and net loss per share amounts could have been significantly different.

Senior Lenders Warrants

As discussed in Note 8, the senior lenders of the Company’s venture loan received Senior Lenders Warrants to purchase 250,000 shares of common stock, at an exercise price of $2.75 per share, in exchange for granting the Company a six month moratorium on principal payments and an additional year for the repayment of the venture loan. The Senior Lender Warrants were exercisable at any time before the tenth anniversary of the date they were issued. On June 8, 2011, the Company entered into a Settlement Agreement with the lenders of the venture loan, pursuant to which the Lenders agreed to accept less than the full amount owed to them by the Company. As part of the Settlement Agreement the Company issued the Lenders 250,000 shares of its common stock, in exchange for 250,000 Senior Lender Warrants, which were cancelled.

Lead Investor Warrants

The lead investors of the Bridge Financing received warrants (“Lead Investor Warrants”) to purchase 482,346 shares of common stock at $0.01 exercise price per share. The Lead Investor Warrants (i) were exercisable 65 days subsequent to the consummation of the IPO, (ii) expire four years after issuance and (iii) Were subject to a lock-up agreement for six months subsequent to exercise. Upon the consummation of the IPO, Lead Investor Warrants were recorded at their fair value using the Black-Scholes-Merton model, as a result, an additional interest expense in the total amount of $1,342 thousand, was recognized. The assumptions used in this calculation were 52.6% expected volatility, risk-free interest rate of 1.68%, estimated life of 4 years and no dividend yield. The fair value of the common stock was estimated at $2.79. In October 2010, 241,173 of the Lead Investor Warrants were exercised, and in February 2011, the remaining 241,173 Lead Investor Warrants were exercised.

Placement Agent Warrants

For their role in helping to facilitate the Bridge Financing, the Placement Agent for the offering received warrants equal to 7% of the total amount of securities sold in the Bridge Financing (“Placement Agent Warrants”). Based on the amount raised, the Company issued 55,664 Placement Agent Warrants. The Placement Agent Warrants were non-exercisable for three months after the date of the closing of the Bridge Financing and subsequently exercisable until five years after the closing of the Bridge Financing. The Placement Agent Warrants were exercisable at $3.795 per share. The December 2011 financing triggered the anti-dilution provision in the Placement Agent Warrants, resulting in a reduction of the exercise price to $0.94. On February 2, 2012, the Placement Agent Warrants were exercised.

IPO warrants

In June 2010, upon completion of the IPO, 2,392,000 units, each containing one share of common stock and two warrants, at an issue price of $4.60 per unit, were issued. Each warrant in the IPO unit is exercisable for five years after the IPO at an exercise price of $5.06. On July 27, 2010, the unit was separated into its components and the shares and warrants began to trade separately. Upon separation of the units into shares and warrants, the units ceased trading. As of December 31, 2011, all of these warrants are outstanding.

Charitable warrants

Upon the consummation of the IPO, the Company recognized a charitable donation of a warrant to purchase 20,000 shares of common stock at an exercise price of $1.50 granted in 2006. The fair value of the donation was calculated using the Black-Scholes-Merton model with an expected life of 6.33 years, a risk-free interest rate of 2.7%, an expected volatility of 56.1% and no dividend yield. The expenses for these options in the amount of $37 thousand were recorded upon the consummation of the IPO. During September 2010, the foregoing warrant was exercised on a cashless basis, resulting in the issuance by the Company of 11,044 shares of common stock. In addition, the Company granted warrants to purchase 40 thousand shares of common stock as a charitable donation. 20 thousand of these warrants were granted at an exercise price of $5.50 per share and the remaining 20 thousand at an exercise price of $0.01 per share. The total fair value of approximately $43 thousand was calculated using the Black-Scholes-Merton model, using the following assumptions: stock price of $1.68, expected life of 6 years, risk-free interest rate of 2.38%, expected volatility of 56.41% and no dividend yield. The total fair value of the grant was recorded as an additional share-based payment expense in year ended December 31, 2011. In April 2011, the Company issued 19,862 shares of common stock upon exercise of 20 thousand charitable warrants with an exercise price of $0.01 per share.

Revenue	12 Months Ended
Dec. 31, 2011
Revenue

Note 12 — Revenue

	For the year ended December 31,		Cumulative from inception to December 31, 2011
	2011	2010
	U.S.$ thousands	U.S.$ thousands	U.S.$ thousands
Information on sales by product exceeding 10% of Revenues:
Video Ringtones	514	209	743
Development Projects	184	—	184
Other	20	2	22
	718	211	949
Revenues from single customers exceeding 10% of Revenues:
Customer A	312	95	407
Customer B	90	54	144
Customer C	110	—	110
Other	206	62	288
	718	211	949
Information on sales by geographic distribution:
South East Asia	384	105	488
Middle East	175	54	229
Europe	82	—	82
Others	77	52	150
	718	211	949

Interest and Amortization of Debt Discount Expense	12 Months Ended
Dec. 31, 2011
Interest and Amortization of Debt Discount Expense

Note 13 — Interest and Amortization of Debt Discount Expense

	For the year ended December 31,		Cumulative from inception to December 31, 2011
	2011	2010
	U.S.$ thousands	U.S.$ thousands	U.S.$ thousands
Interest and discount amortization expense from venture loan	(245)	(604)	(1,614)
Interest expense from Bridge Notes	—	(161)	(170)
Lead Investor warrants recorded at fair value	—	(1,342)	(1,342)
Amortization of discount of Bridge Notes	—	(1,070)	(1,070)
Beneficial conversion feature in connection with Bridge Notes	—	(1,127)	(1,127)
Interest expense from Series B convertible loan	—	—	(54)
Interest expense from Convertible Notes	(11)	—	(11)
Amortization of discount of Convertible Notes (beneficial conversion feature)	(1,269)	—	(1,269)
	(1,525)	(4,304)	(6,657)

Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes

Note 14 — Income Taxes

The Components of income (loss) before income taxes:

	For the year ended December 31,		Cumulative from inception to December 31 2011
	2011	2010
	U.S.$ thousands	U.S.$ thousands	U.S.$ thousands
U.S.	(7,605)	(10,151)	(38,629)
Non-U.S.	216	244	1,202
	(7,389)	(9,907)	(37,427)

Income tax benefit (expense) attributable to the operating loss consists of the following:

	For the year ended December 31,		Cumulative from inception to December 31 2011
	2011	2010
	U.S.$ thousands	U.S.$ thousands	U.S.$ thousands
U.S.
Current	(43)	—	(43)
Deferred	—	—	—
Non-U.S
Current	—	98	2
Deferred	(47)	(133)	(78)
	(90)	(35)	(119)

Income tax benefit (expense) for the years ended December 31, 2011 and 2010, and for the cumulative period from inception until December 31, 2011, differed from the amounts computed by applying the U.S. federal income tax rate of 35% (34% in 2010) to loss before income taxes, as a result of the following:

	For the year ended December 31,		Cumulative from inception to December 31 2011
	2011	2010
	U.S.$ thousands	U.S.$ thousands	U.S.$ thousands
Loss before income taxes	(7,389)	(9,907)	(37,427)
Tax rate	35%	34%	35%
Computed “expected” tax benefit	2,586	3,368	13,099
Foreign tax rate differential	43	22	133
Tax benefit of “Beneficiary Enterprise” tax holiday	—	—	57
Decrease in tax expenses for prior year	—	220	220
Change in valuation allowance	(2,319)	(2,141)	(11,271)
Non-deductible expenses	(344)	(1,314)	(2,163)
Other items	(56)	(190)	(194)
Income tax expense	(90)	(35)	(119)

The Company has net tax loss carryforwards (“NOL”) for U.S. federal purposes in the amount of approximately $33.2 million expiring 20 years from the respective tax years to which they relate beginning with 2006. The Tax Reform Act of 1986 imposed substantial restrictions on the utilization of NOL and tax credits in the event of an ownership change of a corporation. Thus, in accordance with Internal Revenue Code, Section 382, the Company’s IPO, recent financing activities, as well as, the potential Merger with I/P (See Note 17), may limit the Parent’s ability to utilize its NOL’s and credit carryforwards although the Parent has not yet determined to what extent. The deferred tax asset in respect of the tax loss carryforwards has been fully offset by a valuation allowance as in the opinion of the Company’s management; it is more likely than not that the tax loss carryforwards will not be utilized in the foreseeable future. No valuation allowance has been provided for the non-U.S. deferred tax assets, as they are more likely than not to be realized.

As of December 31, 2011, there were net deferred liabilities of $42 thousand, which consisted of short-term deferred liabilities of $67 thousand, net of long-term deferred assets of $25 thousand. As of December 31, 2010, there were net deferred liabilities of $23 thousand, which consisted of short-term deferred liabilities of $50 thousand, net of long-term deferred assets of $27 thousand. The deferred tax assets (liabilities) of the Subsidiary are expected to be utilized in future years. These deferred tax assets (liabilities) arise from the following types of temporary differences:

	For the year ended December 31,
	2011	2010
	U.S.$ thousands	U.S.$ thousands
Deferred tax assets:
Liability for accrued employee vacation pay	13	15
Liability for accrued severance pay	25	53
Net operating loss carryforwards	11,647	8,945
Total gross deferred tax assets	11,685	9,013
Less valuation allowance	(11,628)	(8,929)
Total net deferred tax assets	57	84
Deferred tax liability:
Net assets deductible for tax purposes on cash basis	(99)	(107)
Deferred tax assets (liabilities), net	(42)	(23)

Subsidiary tax benefits:

On July 14, 2009, the Knesset (Israel’s parliament) passed the Economic Efficiency Law (Legislation Amendments for Implementation of the 2009 and 2010 Economic Plan) — 2009, which provided, inter-alia, an additional gradual reduction in the regular company tax rate to 18% as from the 2016 tax year. In accordance with the aforementioned amendments, the regular company tax rates applicable as from the 2009 tax year are as follows: in the 2009 tax year — 26%, in the 2010 tax year — 25%, in the 2011 tax year — 24%, in the 2012 tax year — 23%, in the 2013 tax year — 22%, in the 2014 tax year — 21%, in the 2015 tax year — 20% and as from the 2016 tax year the regular company tax rate will be 18%. On December 5, 2011, the Knesset approved the Law to Change the Tax Burden (Legislative Amendments) — 2011. According to the law the tax reduction that was provided in the Economic Efficiency Law, as aforementioned, will be cancelled and the company tax rate will be 25% as from 2012. The aforementioned had no material impact on the Company’s financial position or results of operations, since the Subsidiary is a Beneficiary Enterprise, as explained below.

The Subsidiary has qualified as a “Beneficiary Enterprise” under the 2005 amendment to the Israeli Law for the Encouragement of Capital Investments, 1959 (the “Investment Law”). As a Beneficiary Enterprise, the Subsidiary is entitled to receive future tax benefits which are limited to a period of seven years. The year in which a company elects to commence its tax benefits is designated as the year of election (“Year of Election”). The Subsidiary has elected 2007 as its Year of Election and has received a two year tax holiday for profits accumulated in the years 2007 – 2008 and a reduced tax rate of 25% for the following five years.

In January 2011, new legislation amending the Investment Law was enacted. Under the new legislation, a uniform rate of corporate tax would apply to all qualified income of certain industrial companies, as opposed to the current law’s incentives that are limited to income from a “Benefited Enterprise” during their benefits period. According to the amendment, the uniform tax rate applicable to the zone where the production facilities of the Subsidiary are located would be 15% in 2011 and 2012, 12.5% in 2013 and 2014, and 12% in 2015 and thereafter. Under the transitory provisions of the newly legislated amendment, the Subsidiary chose to irrevocably implement the new legislation amendment while waiving benefits provided under the current law. As of the balance sheet date, the Subsidiary believes that it is in compliance with the conditions of the Beneficiary Enterprise program.

The Parent files its tax returns in the U.S. federal jurisdiction, various state & local jurisdictions. The Parent has open tax assessments for the years 2008 through 2011. The Subsidiary files its income tax returns in Israel. As of December 31, 2011, the Subsidiary has open tax assessments for the years 2007 through 2011. In February 2011, the Israeli tax authority initiated an audit of the Subsidiary’s tax returns for the 2007 through 2009 tax years. To date, the Subsidiary has not received any findings from the said audit. The Subsidiary’s assessment for the tax year 2007 was deemed final after the balance sheet date.

The Company did not record any provision for unrecognized tax benefits in 2011 and 2010, and does not expect this amount to change significantly within the next twelve months.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies

Note 15 — Commitments and Contingencies

Future minimum lease payments under non-cancelable operating leases for office space and cars, as of December 31, 2011, are as follows:

U.S.$ thousands
Year ending December 31,
2012	66
2013	27
93

Rent expense for operating leases for the years ended December 31, 2011, 2010 and for the cumulative period from inception until December 31, 2011, was $81 thousand, $102 thousand and $557 thousand, respectively. Rent expense for the Subsidiary’s lease is in NIS and linked to the Israeli Consumer Price Index from February 2006.

Risks and Uncertainties	12 Months Ended
Dec. 31, 2011
Risks and Uncertainties

Note 16 — Risks and Uncertainties

(a)	Financial instruments, which potentially subject the Company to significant concentrations of credit risk, consist principally of cash and cash equivalents and accounts receivable. The Company maintains its cash and cash equivalents with various major financial institutions. These major financial institutions are located in Israel and the United States, and the Company’s policy is designed to limit exposure to any one institution. With respect to accounts receivable, the Company is subject to a concentration of credit risk, as a majority of its outstanding trade receivables relate to sales to a limited number of customers.
(b)	The Company’s video ringtone data is hosted at a remote location. Although the Company has full alternative site data backed up, it does not have data hosting redundancy and are thus exposed to the business risk of significant service interruptions to its video ringtone service.
(c)	The Company’s FacetonesTM application creates an automated video slideshow using friends’ photos from social media web sites, primarily from Facebook®, the world’s leading social media site. In the event Facebook® prohibits or restricts the ability of the Company’s application to access photos on its site, the Company’s revenue from this application and projected growth could be harmed.
(d)	A significant portion of the Company’s expenses are denominated in NIS. The Company expects this level of NIS expenses to continue for the foreseeable future. If the value of the U.S. dollar weakens against the value of NIS, there will be a negative impact on the Company’s operating costs. In addition, to the extent the Company holds monetary assets and liabilities that are denominated in currencies other than the U.S. dollar, the Company will be subject to the risk of exchange rate fluctuations.
(e)	The wireless industry in which the Company conducts its business is characterized by rapid technological changes, frequent new product innovations, changes in customer requirements and expectations and evolving industry standards.

Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events

Note 17 — Subsequent Events

(a)	In January and February 2012, the Company’s Board of Directors (the “Board”) approved the granting of 70,000, fully vested options to management and consultants at an exercise price of $0.01 per share. The Board also approved the granting of 734,500 options at an exercise price of $0.96 to its management, employees and consultants. These options will vest over four years (according to the applicable schedule of each optionee). The Company expects that the total value of the options granted will be approximately $467 thousand. Also refer to Note 11.
(b)	In January 2012, the Board approved a one year acceleration of option vesting for all option holders, except for the Company’s new Chief Executive Officer who will obtain 50% acceleration on all his unvested options, should the Company be subject to a change of control in a merger and/or acquisition transaction. In addition, in March 2012, the Board approved participation of all outstanding options in future dividends, as well as, acceleration of vesting if certain market conditions are met. Moreover, all outstanding options granted to members of the Board shall fully vest if a Board member ceases to be a director at any time during the six-month period immediately following a change of control. The Company is currently evaluating the effect of this decision and estimates that the effect on its financials might be material.
(c)	Between February 6 and February 14, 2012, the Company entered into agreements with holders of certain of its outstanding warrants (the “Holders”), pursuant to which the Holders exercised warrants to purchase 3,828,993 shares of the Company’s common stock for aggregate proceeds to the Company of $3.6 million. In addition, the Company issued new warrants to purchase an aggregate of 2,660,922 shares of common stock at an exercise price of $1.76 per share in consideration for the immediate exercise of the warrants. The Company is currently evaluating the effect of this warrant issuance. The Company believes that the impact on its financial statements will be material.
(d)	On March 12, 2012, the Company entered into a Merger Agreement pursuant to which I/P will merge with and into Merger Sub, a wholly owned subsidiary of the Company, with Merger Sub being the surviving corporation through an exchange of capital stock of I/P for capital stock of the Company. Under the terms of the Merger Agreement, the Company will issue I/P stockholders 16,972,977 shares of the Company’s common stock and 21,026,637 Series A Preferred Stock, convertible into 21,026,637 of the Company’s shares of common stock. In addition, the Company will issue I/P stockholders warrants to purchase 15,959,838 shares of common stock at an exercise price of $1.76 per share. In addition, all outstanding warrants to purchase I/P’s common stock that are outstanding and unexercised immediately prior to the completion of the Merger Agreement, shall be exchanged for 250,000 shares of Vringo common stock and 850,000 warrants to purchase 850,000 shares of the Company’s common stock with an exercise price of $1.76 per share. Immediately following the completion of the Merger, former stockholders of I/P are expected to own approximately 55.41% of the outstanding common stock of the combined company, and current stockholders of Vringo are expected to own approximately 44.59% of the outstanding common stock of the combined company (without taking into account the possible exercise of any other type of outstanding equity interest issued). The Company has expended significant effort and management attention on the proposed transaction. There is no assurance that the transaction will be consummated, including failure to obtain stockholders approval. If the transaction is not consummated for any reason, the Company’s business and operations, as well as the market price of its stock and warrants may be adversely affected. For accounting purposes, based on the Company’s preliminary assessment, I/P was identified as the “Acquirer”, as it is defined in FASB Topic ASC 805. As a result, in the post-combination consolidated financial statements, I/P’s assets and liabilities will be presented at its pre-combination amounts, and the Company’s assets and liabilities will be recognized and measured in accordance with the guidance for business combinations in ASC 805. The Company is currently evaluating the effect of this on its financial statements and believes such effect will be material.
(e)	In March 2012, the Company signed a separation agreement with its former CEO, Jonathan Medved. According to the terms of the separation agreement, and consistent with Mr. Medved’s employment agreement and amendment hereto, Mr. Medved will be entitled to receive salary and benefits during a ninety day notice period and a nine month severance period, and continue to vest stock options after his termination. In addition, options previously granted to Mr. Medved at $0.01 will fully vest as of June 21, 2012 and the expiration date for exercising all options vested on or before June 21, 2013 is extended to September 21, 2013. Furthermore, the Company granted Mr. Medved with an additional 100,000 options at market value, as part of the grant described in Note 17 f below. Although the Company has a previous provision for its former CEO’s severance obligations (see Note 7) and although, the total effect of the aforementioned was not yet fully estimated, the Company believes that the overall financial impact of the above will be material.
(f)	In March 2012, the Company’s Board approved the granting of 1,700,000 options to Board and management (including the 100,000 options granted to its former CEO, see Note 17 e) at an exercise price of $1.65 per share. These options will vest quarterly over three years. Although the Company did not yet determine the fair value of this option grant, it believes the overall financial impact to be material.